Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance at December 31, 2014	$ 303,102	$ 0
Settlement of warrant liability	(79,930)	1,398,384
Change in fair value	(223,172)	(1,095,282)
Ending balance at March 31, 2015	$ 0	$ 303,102